OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2022
OPERATING INCOME
Schedule of interest and valuation on financial asset instruments

The following table sets forth the detail of interest and valuation on financial asset instruments for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
In millions of COP
Interest on debt instruments using the effective interest method	588,792	311,488	308,453
Interest and valuation on financial instruments
Debt investments(1)	1,198,296	466,124	533,506
Derivatives	171,381	33,637	(337,796)
Spot transactions	77,433	27,348	20,173
Repos	(84,410)	(56,555)	(1,025)
Total valuation on financial instruments	1,362,700	470,554	214,858
Total Interest and valuation on financial instruments	1,951,492	782,042	523,311

(1) The increase is mainly represented by Bancolombia S.A., due to a higher volume and higher valuation in the portfolio of securities issued by foreign governments (United States Treasury Bonds), which are directly related to the variations in the exchange rate.

Schedule of interest on financial liability instruments

The following table sets forth the detail of interest on financial liability instruments for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
In millions of COP
Deposits(1)	6,141,680	2,814,505	4,084,192
Debt instruments in issue	1,328,511	1,053,441	1,053,989
Borrowing costs(1)	763,717	293,949	527,825
Lease liabilities(2)	111,349	111,556	118,600
Preferred shares	57,701	57,701	57,701
Borrowings from other financial institutions	11,375	3,870	5,838
Other interest	28,137	16,534	14,863
Total interest expenses	8,442,470	4,351,556	5,863,008

(1) The increase is mainly presented in Bancolombia S.A., due to the increase in volume and the increase in intervention rate issued by Banco de la República closed in 2022, at 12.00% and in 2021, at 3.00%, and which had an impact on the rates of deposits operations.

(2) See Note 7.2 Lessee.

Schedule of balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers

The following table shows the balances categorized by nature and by segment of revenue from ordinary activities from contracts with customers, for further information about composition of Bank’ segments see Note 3 Operating segments:

As of December 31, 2022

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions
Credit and debit card fees and commercial estabilshments	2,248,727	232,637	216,977	79,551	-	-	-	1,868	-	2,779,760
Bancassurance	814,653	57,858	97	-	29	8	32	-	-	872,677
Payment and collections	851,983	13,975	-	-	-	-	-	-	-	865,958
Banking services	481,103	91,938	142,047	78,264	-	-	-	31,277	12,732	837,361
Trust	-	18,975	6,522	803	318,840	-	78,509	53	-	423,702
Placement of securities and investment banking	-	550	1,482	-	-	86,224	15,667	-	-	103,923
Acceptances, Guarantees and Standby Letters of Credit	58,293	18,382	10,081	3,774	-	-	-	828	-	91,358
Brokerage	-	11,888	-	-	-	-	15,960	-	-	27,848
Others	229,804	380	66,971	56,162	-	-	1,198	7,995	5,429	367,939
Total revenue of contracts with customers	4,684,563	446,583	444,177	218,554	318,869	86,232	111,366	42,021	18,161	6,370,526

As of December 31, 2021

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions
Credit and debit card fees and commercial estabilshments	1,830,128	174,226	168,273	61,831	-	-	-	1,663	-	2,236,121
Bancassurance	636,632	49,730	129	-	40	10	51	-	-	686,592
Payment and collections	723,297	10,064	-	-	-	-	-	-	-	733,361
Banking services	414,870	69,379	118,532	56,548	-	-	-	22,902	-	682,231
Trust	-	17,420	6,567	704	347,838	-	90,548	46	-	463,123
Placement of securities and investment banking	-	1,998	1,353	-	-	79,521	11,481	-	-	94,353
Acceptances, Guarantees and Standby Letters of Credit	43,863	16,125	6,928	3,716	-	-	-	1,917	-	72,549
Brokerage	-	12,661	-	-	-	-	14,193	-	-	26,854
Others	192,682	-	57,942	37,109	-	-	1,009	6,781	3,097	298,620
Total revenue of contracts with customers	3,841,472	351,603	359,724	159,908	347,878	79,531	117,282	33,309	3,097	5,293,804

As of December 31, 2020

	Banking	Banking	Banking El	Banking		Investment		International	All Other	Total
	Colombia	Panama	Salvador	Guatemala	Trust	Banking	Brokerage	Banking	Segments

Revenue from contracts with customers	In millions of COP
Fees and Commissions
Credit and debit card fees and commercial estabilshments	1,484,085	147,448	126,857	85,643	-	-	-	1,834	-	1,845,867
Bancassurance	685,783	42,697	139	-	8	3	12	-	-	728,642
Payment and collections	595,222	-	-	-	-	-	-	-	-	595,222
Banking services	329,281	77,727	105,821	49,782	-	-	-	20,234	-	582,845
Trust	844	18,089	1,868	788	349,127	-	81,373	46	2,115	454,250
Placement of securities and investment banking	-	789	1,723	-	-	37,354	12,170	-	-	52,036
Acceptances, Guarantees and Standby Letters of Credit	38,864	13,976	5,112	2,713	-	-	-	1,109	-	61,774
Brokerage	-	10,047	-	9	-	-	18,308	-	-	28,364
Others	157,303	-	48,272	37,333	15	90	765	5,673	(38)	249,413
Total revenue of contracts with customers	3,291,382	310,773	289,792	176,268	349,150	37,447	112,628	28,896	2,077	4,598,413

Schedule of accounts receivable and contract liabilities balances

The following table shows the detail of accounts receivable, and contract liabilities balances as at December 31, 2022, 2021 and 2020:

	2022	2021	2020
	In millions of COP
Accounts receivable from contracts with customers(1)	192,029	182,672	177,991
Liabilities from contracts with customers(2)(3)	56,856	55,025	64,071

(1) Allowances for receivables from customers are COP 15,330, COP 16,537 and COP 36,061 for the year 2022, 2021 and 2020, respectively.

(2) Contract liabilities are mainly related to commissions received from customers when the Bank issues financial guarantees. They are recognized as income during the term of the contract, according to the form and frequency of payment of the commissions. The weighted-average expected period for income recognition as of December 31, 2022 was 1.6 years and as of December 31, 2021, 1.3 years.

(3) See Note 20 Other liabilities.

Schedule of fees and commissions expenses

Fees and Commissions Expenses	2022	2021	2020
	In millions of COP
Banking services	1,242,590	798,729	587,531
Sales, collections and other services(1)	708,803	619,715	558,038
Correspondent banking	406,567	307,308	213,850
Payments and collections	34,720	26,897	20,034
Others	197,486	108,034	182,132
Total expenses for commissions	2,590,166	1,860,683	1,561,585

(1) Increase in 2022 due to greater demand for attention through the telephone channel (contact center services).

Schedule of other operating income

Other operating income	2022	2021	2020
	In millions of COP
Leases and related services(1)	1,362,677	936,574	711,575
Investment property valuation(2)	236,617	67,762	(3,501)
Gains on sale of assets(3)	171,482	227,445	65,932
Logistics services	165,738	140,451	143,145
Insurance(4)	92,294	54,833	59,514
Other reversals	64,467	56,381	70,352
Penalties for failure to contracts	6,833	15,680	8,207
Hedging	(3,012)	(6,133)	(3,746)
Net foreign exchange and Derivatives Foreign exchange contracts(5)	(373,045)	296,534	599,396
Others	329,384	232,614	193,698
Total Other operating income	2,053,435	2,022,141	1,844,572

(1) Corresponds to operating leases for COP 649,693, COP 412,286 and COP 311,291, other related leasing services for COP 541,436, COP 375,275 and COP 266,158 (see Note 7.1 lessor), property leases for COP 157,511, COP 139,021 and COP 125,494 (see Note 11. Investment properties) and other assets leases for COP 14,037, COP 9,992, COP 8,632 for the years ended December 31, 2022, 2021 and 2020 respectively.

(2) Increase in investment properties and variation in fair value due to improved market conditions at the reporting date. See Note 11. Investment properties.

(3) In 2022, corresponds mainly to lower gains on assets held for sale, mostly vehicles and assets returned from leasing contracts.

(4) Corresponds to income from insurance operations of Seguros Agromercantil S.A., which operates in Guatemala.

(5) Corresponds to the management of assets and liabilities in foreign currencies and the volatility of the U.S. dollar.

Schedule of dividends received, and share of profits of equity method investees

Dividends and net income on equity investments	2022	2021	2020
	In millions of COP
Equity method(1)	219,105	199,652	136,596
Dividends(2)	59,072	108,079	14,217
Equity investments(3)	(672)	7,253	(27,795)
Impairment of investments in associates and joint ventures(4)	(9,633)	(1,733)	(4,399)
(Losses) Gains on sale of investments in associates(5)	(34,451)	9,896	-
Others(6)	2,433	5,197	4,706
Total dividends received, and share of profits of equity method investees	235,854	328,344	123,325
(1)	Corresponds to income from equity method of investments in associates as of December 31, 2022, 2021 and 2020 for COP 265,885, COP 179,033 and COP 123,676 (includes valuation of investments in associates at fair value), respectively, and joint ventures for COP (46,780) COP 20,619 and COP 13,019, respectively. For further information, see Note 8 investments in associates and joint ventures.
(2)	Includes dividends received from equity investments at fair value through profit or loss as of December 31, 2022, 2021 and 2020 in the amounts of COP 6,209, COP 40,188 and COP 115, respectively and of investments derecognised for COP 116, COP 251 and COP 490, respectively. For 2022, the decrease is the result of the dividends on the preferred share of Tuya S.A. and the increase in 2021 is explained by the dividends on the preferred share of Tuya S.A. and the Bolsa de Valores de Colombia. Dividends from equity investments at fair value through OCI amounted to COP 16,842, COP 12,665 and COP 13,567, respectively. Additionally, these amounts include dividends on investments in associates at fair value. See Note 8 investments in associates and joint ventures.
(3)	During 2020, the losses in the investment portfolios of the Bank are due to the negative macroeconomic impacts resulting from the global COVID-19 pandemic.
(4)	For 2022, corresponds to the recognized impairment losses of the investments in associates and joint ventures Reintegra S.A.S. by COP 7,688, Fondo de Capital Privado Ruta del Sol compartimiento A COP 6,514 and Viliv S.A.S (In liquidation) by COP 463, it was recognized in all others segments, offset for recovery of impairment losses in the associate Internacional Ejecutiva de Aviación S.A.S. by COP 5,032 in the Investment banking segment. For 2021 and 2020, corresponds the associate Internacional Ejecutiva de Aviación S.A.S. For further information, see Note 8 Investments in associates and joint ventures.
(5)	On December 5, 2022, was registered the spin-off of Protección S.A. and the creation of the company Asulado Seguros de Vida S.A., of which the Bank sold its participation to SURA Asset Management S.A., to comply with the authorized investment regime, and a loss of COP (41,434) was recognized. See Note 8 Investments in associates and joint ventures. Additionally, as a result of the sale in 2019 of the investments in the associates Avefarma S.A.S, Glassfarma Tech S.A.S. and Panamerican Pharmaceutical Holding Inc., COP 6,983 was received as contingent payment; and by 2021, COP 9,896 had been received.
(6)	For 2022, corresponds to gains recognized in acquisition of PA FAI Calle 77 from a bargain purchase. In 2021, corresponds to gains recognized by the Bank as the difference between book value and fair value of Wompi S.A.S. (before Vlipco S.A.S.) previous to its acquisition date, the transaction was completed in November 2021. For further information, see Note 9.3 Business combination. In 2020, corresponds to the valuation of the financial liability that the Bank had with BAM Financial Corporation (BFC), due to its obligation to pay cash in the future to purchase the non-controlling shares of Grupo Agromercantil Holding pursuant to an outstanding put option expiring in 2024. In February 2020, BFC notified its decision to exercise the contractual put option for the sale of the GAH common stock held, and in September, 2020, the Bank purchased 40% of the common stock of GAH from BFC, after obtaining the necessary regulatory approvals.